Intangible Assets, Net - Summary of Amortization Expense (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 13,025,735	$ 1,996,281	¥ 10,555,229	¥ 1,602,163
Cost of Revenues
Finite Lived Intangible Assets [Line Items]
Total amortization expense	9,612,976		9,612,976	1,602,163
General and Administrative Expenses
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 3,412,759		¥ 942,253	¥ 0